MUNICIPAL INCOME TRUST          Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS February 28, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Income Trust (TFA) covering the six-month period ended February 28, 1997.

Domestic economic growth moderated during the third quarter of 1996. Consumer spending led a rebound of economic activity in the fourth quarter. Under these conditions, fixed-income yields moved lower through November but rose between December and February. Inflation remained under control despite full employment and stronger growth. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible acceleration in the rate of inflation.

MUNICIPAL MARKET CONDITIONS

Long-term insured revenue municipal bond yields declined from 5.80 percent in August to 5.50 percent in November 1996. At the end of February, insured municipal yields stood at 5.55 percent, having lagged the trend of Treasuries toward higher yields. Between August and November, the ratio of insured municipal revenue bond yields to 30-year U.S. Treasury yields fell from 86 percent to 84 percent, and reached 82 percent by the end of February. A declining ratio means that municipal bond prices outperformed U.S. Treasury prices. The average annual range of this ratio over the past three years has been 81 percent to 92 percent. New-issue municipal volume increased 14 percent to $183 billion in 1996. Underwriting volume in 1997 is expected to exceed the amount of issues that will either mature or be called for redemption.

PERFORMANCE

Municipal Income Trust's net asset value (NAV) increased from $9.72 to $9.86 per share during the six-month period ended February 28, 1997. Based on this NAV change, plus reinvestment of tax-free dividends totaling $0.29 per share and a taxable long-term capital gain distribution of $0.002 per share, the Fund's total NAV return was 4.70 percent. TFA's

MUNICIPAL INCOME TRUST
market price on the New York Stock Exchange was $9.25 per share at the beginning and end of the period. Reinvestment of tax-free dividends and the taxable capital gain distribution, produced a total market return of 3.21 percent.

TFA's market price on the New York Stock Exchange stood at a six percent discount to NAV on February 28, 1997. Undistributed net investment income totaled $0.12 per share on February 28, 1997, versus $0.13 per share six months earlier. Beginning with the November 1996 dividend, the monthly rate was reduced from $0.05 to $0.0475 per share to more closely reflect the Fund's anticipated income as older, higher yielding investments are called for redemption. Net assets exceeded $301 million.

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 15 long-term sectors and 67 credits. Portfolio sales primarily focused on market sensitive issues. Sales of discount and current-coupon issues exceeded sales of defensive, higher-coupon bonds with shorter calls. New purchases included securities with 15 to 25 year maturities rather than the 20 to 30 year maturities. Bonds with shorter durations were favored. The Fund's average maturity was 19 years.

The portfolio's distribution of older, shorter-call issues and newer issues with longer call dates provided an average of 7 years of call protection.

FIVE LARGEST SECTORS as of February 28, 1997
(% of Net Assets)
General Distribution            13%
Housing                         12%
Transportation                  12%
IDR/PCR*                        11%
Hospital                         9%
All Others                      43%


* Industrial Development Revenue/Pollution Control Revenue

Portfolio structure is subject to change.

CREDIT RATINGS as of February 29, 1997
(% of Total Long-Term Portfolio)

Aaa or AAA                      38%
Aa or AA                        29%
A or A                          23%
Baa or BBB                       7%
Not Rated                        3%

As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

* Not rated at time of purchase; deemed by investment manager to be comparable to investment-grade securities.

MUNICIPAL INCOME TRUST

Bonds with shorter-than-average call protection had average book yields in excess of 8 percent. The book yields of bonds with longer-than-average call protection averaged less than 6 percent. The portfolio has consistently sought to upgrade quality, with more than 67 percent of its long-term holdings rated double "A" or better.


CALL STRUCTURE AS OF FEBRUARY 28, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)

WEIGHTED AVERAGE CALL PROTECTION:   7 YEARS
  YEARS
  BONDS                   PERCENT
CALLABLE                 CALLABLE
--------                 --------
  1997                     14.2%
  1998                      8.1%
  1999                      2.5%
  2000                      3.4%
  2001                      4.0%
  2002                      2.5%
  2003                      8.0%
  2004                     11.0%
  2005                     18.3%
  2006                     15.7%
  2007-2011                 4.6%
  2012                      7.7%

LOOKING AHEAD

The collapse of flat-tax proposals caused municipal bonds to improve relative to U.S. Treasury securities. Tax-free yields are currently rich within their average range to Treasury yields. If municipal yields were to rise significantly in the future, the Fund would tend to sell its more defensive bonds with short calls in order to extend maturity and increase call protection.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended February 28, 1997, TFA purchased and retired 479,000 shares of common stock at a weighted average market discount of 7.23 percent.

MUNICIPAL INCOME TRUST

We appreciate your ongoing support of Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME TRUST

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 27, 1996, an annual meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Dr. Manuel H. Johnson
For..................................   22,197,812
Withheld.............................      498,659
John L. Schroeder
For..................................   22,204,556
Withheld.............................      491,915

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, John R. Haire, Michael E. Nugent and Philip J. Purcell.

(2) CONTINUANCE OF THE CURRENTLY EFFECTIVE INVESTMENT ADVISORY AGREEMENT WITH DEAN WITTER INTERCAPITAL INC.:

            For................................................................   20,876,927
            Against............................................................      833,225
            Abstain............................................................      986,319

(3) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

            For................................................................   21,525,857
            Against............................................................      541,409
            Abstain............................................................      629,205

(4) SHAREHOLDER PROPOSAL TO AMEND THE FUND'S DECLARATION OF TRUST TO REQUIRE EACH TRUSTEE, WITHIN THIRTY DAYS OF ELECTION, TO BECOME A SHAREHOLDER OF THE
    FUND:

            For................................................................    5,500,492
            Against............................................................   10,614,336
            Abstain............................................................    1,434,470

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (92.7%)
              General Obligation (13.2%)
$  5,000      Moulton-Niguel Water District, California, Refg Ser 1993 (MBIA).........     5.00%     09/01/19     $  4,518,200
   2,000      Chicago, Illinois, Refg Ser 1995 B (FGIC)...............................     5.125     01/01/25        1,837,680
   6,270      Washington Suburban Sanitary District, Maryland, Gen Constr Refg 1994...     5.00      06/01/10        6,162,219
  10,000      Massachusetts, 1994 Ser A...............................................     5.00      01/01/11        9,660,100
              New York City, New York,
   4,000       1995 Ser D (MBIA)......................................................     6.20      02/01/07        4,313,320
     850       1988 Ser D.............................................................     8.50      08/01/08          879,835
   5,000      New York State, Refg Ser 1995 B.........................................     5.625     08/15/09        5,137,200
   7,000      Shelby County, Tennessee, Refg 1995 Ser A...............................     5.625     04/01/11        7,162,050
--------                                                                                                          ------------
  40,120                                                                                                            39,670,604
--------                                                                                                          ------------

              Educational Facilities Revenue (7.0%)
   5,000      California Public Works Board, University of California 1993 Refg Ser
               A......................................................................     5.50      06/01/21        4,737,050
   3,500      Georgetown University, District of Columbia, Ser 1989 A.................     8.25      04/01/18        3,714,445
   5,000      New Jersey Economic Development Authority, Educational Testing Service
               Ser 1995 B (MBIA)......................................................     6.25      05/15/25        5,362,300
              New York State Dormitory Authority,
   2,000       St John's University Ser 1996 (MBIA)...................................     5.70      07/01/26        1,991,360
   2,500       State University Ser 1995 A............................................     6.50      05/15/05        2,711,300
   2,500       State University Ser 1995 A............................................     6.50      05/15/06        2,712,425
--------                                                                                                          ------------
  20,500                                                                                                            21,228,880
--------                                                                                                          ------------

              Electric Revenue (7.9%)
  15,000      Southern California Public Power Authority, Mead-Adelanto 1994 Ser A
               (AMBAC)................................................................     5.15      07/01/15       14,182,200
   1,500      North Carolina Municipal Power Agency #1, Catawba Refg Ser 1988 A.......     7.50      01/01/17        1,560,045
   9,000      Intermountain Power Agency, Utah, Refg 1996 Ser D.......................     5.00      07/01/21        8,131,680
--------                                                                                                          ------------
  25,500                                                                                                            23,873,925
--------                                                                                                          ------------

              Hospital Revenue (8.6%)
   3,000      Birmingham-Carraway Special Care Facilities Financing Authority,
               Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee).............     5.875     08/15/15        3,046,770
              Illinois Health Facilities Authority,
   1,290       Glen Oaks Medical Center Inc Refg 1990 Ser D...........................     9.50      11/15/15        1,463,582
   1,000       Mercy Center for Health Care Services Ser 1992.........................     6.65      10/01/22        1,026,540
   4,000      Chatham County Hospital Authority, Georgia, Memorial Medical Center Inc
               Ser 1996 A (AMBAC).....................................................     5.25      01/01/16        3,820,080
     950      Kentucky Development Finance Authority, Ashland Hospital/King's
               Daughters Refg & Impr Ser 1987.........................................     9.75      08/01/11        1,009,632
   1,500      Winchester, Kentucky, Clark County Hospital Refg Ser 1987...............     7.75      04/01/13        1,532,880
   7,500      North Carolina Medical Care Commission, Presbyterian Health Services
               Corp Refg Ser 1993.....................................................     5.50      10/01/20        7,268,475
   5,000      Pennsylvania Higher Educational Facilities Authority, University of
               Pennsylvania Ser A 1996................................................     5.75      01/01/22        4,985,150

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
$  1,750      Fayette County, West Virginia, MPC Inc Refg Ser 1990....................     9.75%     02/01/11     $  1,915,568
--------                                                                                                          ------------
  25,990                                                                                                            26,068,677
--------                                                                                                          ------------

              Industrial Development/Pollution Control Revenue (10.6%)
   5,000      California Pollution Control Finance Authority, Pacific Gas & Electric
               Co 1987 Ser B (AMT)....................................................     8.875     01/01/10        5,239,500
   5,000      Oxnard Industrial Development Finance Authority, California, Green Foods
               Corp Ser 1987 (AMT)....................................................     9.50      10/01/97        5,018,000
   2,790      Lapeer Economic Development Corporation, Michigan, Dott Manufacturing Co
               Ser 1989 A (AMT).......................................................    10.65      11/15/17        2,990,406
   3,250      New York City Industrial Development Agency, Japan Airlines Co 1991
               (AMT) (FSA)............................................................     6.00      11/01/15        3,326,408
   3,000      New York State Energy Research & Development Authority, New York State
               Electric & Gas Corp 1987 Ser A (AMT) (MBIA)............................     6.15      07/01/26        3,054,840
   5,000      Tulsa Municipal Airport Trust, Oklahoma, American Airlines Inc Ser 1988
               (AMT)..................................................................     7.375     12/01/20        5,328,750
   5,000      Dallas-Fort Worth International Airport Facility Improvement
               Corporation, Texas, American Airlines Inc Ser 1995.....................     6.00      11/01/14        4,965,600
   1,965      Matagorda County Navigation District #1, Texas, Houston Lighting & Power
               Co Collateralized Ser 1989 A (AMT).....................................     7.875     02/01/19        2,056,667
--------                                                                                                          ------------
  31,005                                                                                                            31,980,171
--------                                                                                                          ------------

              Mortgage Revenue - Multi-Family (6.3%)
   5,000      New Jersey Housing & Mortgage Finance Agency, 1995 Ser A (AMBAC)........     6.00      11/01/14        5,106,400
   5,000      New York City Housing Development Corporation, New York, Ser 1987 A.....     9.625     01/01/19        5,160,650
     940      Rhode Island Housing & Mortgage Finance Corporation, Rental 1989 Ser B
               (AMT)..................................................................     7.95      10/01/20          987,874
  30,935      Oak Ridge Industrial Development Board, Tennessee, Gardens/Southern
               Hill/Woodlands Apts GNMA-Backed Refg Ser 1988..........................     0.00      10/20/19        4,549,610
   3,000      Virginia Housing Development Authority, Ser 1987 B......................     9.45      11/01/12        3,125,730
--------                                                                                                          ------------
  44,875                                                                                                            18,930,264
--------                                                                                                          ------------

              Mortgage Revenue - Single Family (5.7%)
   7,000      Alaska Housing Finance Corporation, 1993 1st Ser........................     5.90      12/01/33        6,875,470
              Maine Housing Authority,
   4,265       Purchase 1988 Ser D-2 (AMT)............................................     8.10      11/15/19        4,477,866
   1,000       Purchase 1988 Ser D-2 (AMT)............................................     8.10      11/15/22        1,048,860
   3,145      North Dakota Housing Finance Agency, 1990 Ser B (AMT)...................     7.75      07/01/24        3,307,313
   1,315      Ohio Housing Finance Agency, GNMA-Backed 1990 Ser C (AMT)...............     7.85      09/01/21        1,395,149
--------                                                                                                          ------------
  16,725                                                                                                            17,104,658
--------                                                                                                          ------------

              Nursing & Health Related Facilities Revenue (0.3%)
              Vista, California, Long-Term Care Foundation of America
   1,576       Ser 1994 A COPs (a) (b)................................................     8.50      01/01/20          788,093
     189       Ser 1994 B COPs (a) (b)................................................     0.00      01/01/20            1,890
--------                                                                                                          ------------
   1,765                                                                                                               789,983
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
              Public Facilities Revenue (1.3%)
$  3,495      Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC)...................     6.25%     12/15/20     $  3,801,022
--------                                                                                                          ------------

              Resource Recovery Revenue (3.4%)
   5,000      Greater Detroit Resource Recovery Authority, Michigan, 1986 Ser A
               (AMBAC)................................................................     6.25      12/13/08        5,458,000
   4,500      Charleston County, South Carolina, Foster-Wheeler Charleston Inc Ser
               1987 A (AMT)...........................................................     9.25      01/01/10        4,778,145
--------                                                                                                          ------------
   9,500                                                                                                            10,236,145
--------                                                                                                          ------------

              Retirement & Lifecare Facilities Revenue (0.5%)
   2,005      Charleston County, South Carolina, Sandpiper Village Inc Refg Ser
               1988...................................................................     8.00      11/01/13        1,605,323
--------                                                                                                          ------------

              Transportation Facilities Revenue (12.0%)
   7,000      Dade County, Florida, Seaport Refg Ser 1996 (MBIA)......................     5.125     10/01/26        6,446,020
     840      Southwestern Development Authority, Illinois, Tri-City Regional Port
               District Ser 1989 A (AMT) (a)..........................................     7.90      07/01/14          916,490
   4,000      Delaware River Port Authority, New Jersey & Pennsylvania+, Ser 1995
               (FGIC).................................................................     5.50      01/01/26        3,914,760
   4,500      Charlotte, North Carolina, Airport Ser 1987 (AMT).......................     8.50      07/01/17        4,642,605
   2,000      Port of Portland, Oregon, Portland Int'l Airport Ser Eleven (AMT)
               (FGIC).................................................................     5.625     07/01/15        1,967,280
   5,000      Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...............     6.125     11/15/25        5,135,850
   6,600      Dallas-Fort Worth International Airport, Texas, Refg Ser 1995 (FGIC)....     5.625     11/01/15        6,606,138
   6,000      Virginia Transportation Board, US Route 28 Ser 1992.....................     6.50      04/01/18        6,417,540
--------                                                                                                          ------------
  35,940                                                                                                            36,046,683
--------                                                                                                          ------------

              Water & Sewer Revenue (9.2%)
   5,000      Birmingham Water Works & Sewer Board, Alabama, Ser 1994.................     5.50      01/01/20        4,817,150
   5,000      Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser
               1994...................................................................     5.45      07/01/19        4,861,200
   2,000      Chicago, Illinois, Wastewater Ser 1994 (MBIA)...........................     6.375     01/01/24        2,147,180
   3,000      Massachusetts Water Resources Authority, 1993 Ser C.....................     5.25      12/01/20        2,781,090
   1,000      New York City Municipal Water Finance Authority, New York, 1991 Ser A
               (Secondary FGIC).......................................................     6.75      06/15/16        1,087,840
   3,000      Cleveland, Ohio, Waterworks Impr & Refg Ser H 1996 (MBIA)...............     5.75      01/01/21        3,006,930
  10,000      Upper Occoquan Sewerage Authority, Virginia, Ser 1995 A (MBIA)..........     5.00      07/01/25        9,099,100
--------                                                                                                          ------------
  29,000                                                                                                            27,800,490
--------                                                                                                          ------------

              Other Revenue (1.7%)
   2,000      Northern Palm Beach County Improvement District, Florida, Water Control
               & Impr #9A Ser 1996 A..................................................     6.80      08/01/06        2,054,560
   3,000      New York Local Government Assistance Corporation, Ser 1995 A............     6.00      04/01/24        3,054,330
--------                                                                                                          ------------
   5,000                                                                                                             5,108,890
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Refunded (5.0%)
$  5,000      Albuquerque, New Mexico, Gross Receipts Airport Ser 1987 B (AMT)........     8.75%     07/01/97++   $  5,072,550
   2,750      Chelan County Public Utility District #1, Washington, Ser 1987 B
               (AMT)..................................................................     9.30      01/01/98++      2,902,075
   4,000      Washington, 1991 Ser B..................................................     6.70      06/01/01++      4,355,320
   2,500      Washington Public Power Supply System, Nuclear Proj #2 Refg Ser 1990
               C......................................................................     7.625     01/01/01++      2,828,000
--------                                                                                                          ------------
  14,250                                                                                                            15,157,945
--------                                                                                                          ------------
 305,670      TOTAL MUNICIPAL BONDS (Identified Cost $270,263,323)...........................................      279,403,660
--------                                                                                                          ------------
              SHORT-TERM MUNICIPAL OBLIGATIONS (5.7%)
     400      Hapeville Development Authority, Georgia, Hapeville Hotel Ltd Ser 1985
               (Demand 03/03/97)......................................................     3.50*     11/01/15          400,000
  10,445      Indiana Health Facilities Financing Authority, St Anthony Medical Center
               & Home Inc Ser 1987....................................................     9.25      10/01/97++     10,957,014
   3,000      Intermountain Power Agency, Utah, Refg Ser 1987 D.......................     8.625     07/01/97++      3,103,500
   2,600      St Charles Parish, Louisiana, Shell Oil Co Refg Ser 1995 (Demand
               03/03/97)..............................................................     3.40*     10/01/25        2,600,000
--------                                                                                                          ------------
  16,445      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $17,060,514)...........................       17,060,514
--------                                                                                                          ------------

$322,115      TOTAL INVESTMENTS (Identified Cost $287,323,837) (c)...................................   98.4%
========                                                                                                           296,464,174

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................   1.6        4,880,996
                                                                                                       ------     ------------

              NET ASSETS.............................................................................  100.0%     $301,345,170
                                                                                                       ======     ============


---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
      +       Joint exemption in New Jersey and Pennsylvania.
      ++      Prerefunded to call date shown.
      ++      Refunded to call date shown by forward delivery contract.
      *       Current coupon of variable rate demand obligation.
     (a)      Resale is restricted to qualified institutional investors.
     (b)      Non-income producing security; bond in default.
     (c)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $10,779,679 and the aggregate gross unrealized depreciation is $1,639,342, resulting in net unrealized appreciation of $9,140,337.

Bond Insurance:
    AMBAC     AMBAC Indemnity Corporation.
  Connie Lee  Connie Lee Insurance Company.
     FGIC     Financial Guaranty Insurance Company.
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               February 28, 1997

Alabama..................  2.6%
Alaska...................  2.3
Arizona..................  1.6
California............... 11.4
District of Columbia.....  1.2
Florida..................  2.8
Georgia..................  1.4
Illinois.................  3.7
Indiana..................  3.6
Kentucky.................  0.8
Louisiana................  0.9
Maine....................  1.8
Maryland.................  2.1%
Massachusetts............  4.1
Michigan.................  2.8
New Jersey...............  4.8
New Mexico...............  1.7
New York................. 11.1
North Carolina...........  4.5
North Dakota.............  1.1
Ohio.....................  1.5
Oklahoma.................  1.8
Oregon...................  0.7
Pennsylvania.............  3.0
Rhode Island.............  0.3%
South Carolina...........  2.1
Tennessee................  3.9
Texas....................  6.2
Utah.....................  3.7
Virginia.................  6.2
Washington...............  3.4
West Virginia............  0.6
Joint Exemption*......... (1.3)
                          ----
Total.................... 98.4%
                          ====

---------------------
* Joint exemption has been included in both geographic locations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $287,323,837).......................................    $296,464,174
Cash..................................................................         129,032
Receivable for:
    Interest..........................................................       4,832,574
    Investments sold..................................................         190,000
Prepaid expenses and other assets.....................................          33,540
                                                                          ------------

    TOTAL ASSETS......................................................     301,649,320
                                                                          ------------

LIABILITIES:
Payable for:
    Investment advisory fee...........................................          77,408
    Shares of beneficial interest repurchased.........................          64,085
    Administration fee................................................          44,522
Accrued expenses and other payables...................................         118,135
                                                                          ------------

    TOTAL LIABILITIES.................................................         304,150
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     288,466,877
Net unrealized appreciation...........................................       9,140,337
Accumulated undistributed net investment income.......................       3,719,761
Accumulated undistributed net realized gain...........................          18,195
                                                                          ------------

    NET ASSETS........................................................    $301,345,170
                                                                          ============

NET ASSET VALUE PER SHARE,
 30,574,450 shares outstanding (unlimited
 shares authorized of $.01 par value).................................           $9.86
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended February 28, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME........................................................    $ 9,680,362
                                                                           -----------

EXPENSES
Investment advisory fee................................................        501,545
Administration fee.....................................................        288,496
Transfer agent fees and expenses.......................................         79,313
Professional fees......................................................         31,766
Shareholder reports and notices........................................         19,769
Custodian fees.........................................................         17,120
Registration fees......................................................         16,205
Trustees' fees and expenses............................................          8,031
Other..................................................................          8,130
                                                                           -----------

    TOTAL EXPENSES.....................................................        970,375

    LESS: EXPENSES OFFSET..............................................        (12,359)
                                                                           -----------

    NET EXPENSES.......................................................        958,016
                                                                           -----------

    NET INVESTMENT INCOME..............................................      8,722,346
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................         21,795
Net change in unrealized appreciation..................................      4,162,410
                                                                           -----------

    NET GAIN...........................................................      4,184,205
                                                                           -----------

NET INCREASE...........................................................    $12,906,551
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                            FOR THE SIX         FOR THE YEAR
                                                           MONTHS ENDED             ENDED
                                                         FEBRUARY 28, 1997     AUGUST 31, 1996
----------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................       $  8,722,346         $ 18,677,692
Net realized gain....................................             21,795            1,152,842
Net change in unrealized appreciation................          4,162,410           (4,984,050)
                                                            ------------         ------------

    NET INCREASE.....................................         12,906,551           14,846,484
                                                            ------------         ------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................................         (8,957,605)         (18,819,865)
Net realized gain....................................            (76,631)          (2,747,118)
                                                            ------------         ------------

    TOTAL............................................         (9,034,236)         (21,566,983)
                                                            ------------         ------------
Net decrease from transactions in shares of
 beneficial interest.................................         (4,361,957)          (5,213,006)
                                                            ------------         ------------

    NET DECREASE.....................................           (489,642)         (11,933,505)

NET ASSETS:
Beginning of period..................................        301,834,812          313,768,317
                                                            ------------         ------------

    END OF PERIOD (Including undistributed net
    investment income of $3,719,761 and $3,955,020,
    respectively)....................................       $301,345,170         $301,834,812
                                                            ============         ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 16, 1987 and commenced operations on September 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1997 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.35% to the portion of the Fund's weekly net assets not exceeding $250 million and 0.25% to the portion of the Fund's weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.20% to the portion of the Fund's weekly net assets not exceeding $250 million; 0.15% to the portion of the Fund's weekly net assets exceeding $250 million but not exceeding $500 million; 0.12% to the portion of the Fund's weekly net assets exceeding $500 million but not exceeding $750 million; and 0.10% to the portion of the Fund's weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1997 aggregated $11,227,440 and $11,728,723, respectively.

Dean Witter Trust Company, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At February 28, 1997, the Fund had transfer agent fees and expenses payable of approximately $31,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 1997, included in Trustee's fees and expenses in the Statement of Operations amounted to $422. At February 28, 1997, the Fund had an accrued pension liability of $47,889 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                   CAPITAL
                                                                                                                   PAID IN
                                                                                                   PAR VALUE      EXCESS OF
                                                                                      SHARES       OF SHARES      PAR VALUE
                                                                                    ----------     ---------     ------------
Balance, August 31, 1995........................................................    31,623,450     $316,235      $297,725,604
Treasury shares purchased and retired (weighted average discount 7.06%)*........      (570,000)      (5,700)       (5,207,306)
                                                                                    ----------     --------      ------------
Balance, August 31, 1996........................................................    31,053,450      310,535       292,518,298
Treasury shares purchased and retired (weighted average discount 7.23%)*........      (479,000)      (4,790)       (4,357,166)
                                                                                    ----------     --------      ------------
Balance, February 28, 1997......................................................    30,574,450     $305,745      $288,161,132
                                                                                    ==========     ========      ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION         AMOUNT           RECORD            PAYABLE
       DATE           PER SHARE          DATE              DATE
------------------    ---------     --------------    ---------------
February 25, 1997      $0.0475      March 7, 1997     March 21, 1997
  March 25, 1997       $0.0475      April 4, 1997     April 18, 1997

MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE SIX                 FOR THE YEAR ENDED AUGUST 31*
                                                                MONTHS ENDED          -----------------------------------------
                                                             FEBRUARY 28, 1997*             1996++                  1995
-------------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................           $ 9.72                        $ 9.92                 $10.16
                                                                    ------                        ------                 ------
Net investment income....................................             0.28                          0.60                   0.66
Net realized and unrealized gain (loss)..................             0.14                         (0.12)                  0.04
                                                                    ------                        ------                 ------
Total from investment operations.........................             0.42                          0.48                   0.70
                                                                    ------                        ------                 ------
Less dividends and distributions from:
   Net investment income.................................            (0.29)                        (0.60)                 (0.60)
   Net realized gain.....................................               --***                      (0.09)                 (0.34)
                                                                    ------                        ------                 ------
Total dividends and distributions........................            (0.29)                        (0.69)                 (0.94)
                                                                    ------                        ------                 ------
Anti-dilutive effect of acquiring treasury shares........             0.01                          0.01                     --
                                                                    ------                        ------                 ------
Net asset value, end of period...........................           $ 9.86                        $ 9.72                 $ 9.92
                                                                    ======                        ======                 ======
Market value, end of period..............................           $ 9.25                        $ 9.25                 $ 9.00
                                                                    ======                        ======                 ======
TOTAL INVESTMENT RETURN+.................................             3.21%(1)                     10.75%                  7.78%
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................             0.64%(2)(3)                   0.64%(3)               0.65%
Net investment income....................................             5.79%(2)                      6.03%                  6.70%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................         $301,345                      $301,835               $313,768
Portfolio turnover rate..................................                7%(1)                        33%                    14%

                                                                                FOR THE YEAR ENDED AUGUST 31*
                                                             ----------------------------------------------------------------
                                                                      1994                   1993                  1992
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................              $10.83                 $10.69                 $10.37
                                                                       ------                 ------                 ------
Net investment income....................................                0.69                   0.72                   0.73
Net realized and unrealized gain (loss)..................               (0.62)                  0.14                   0.31
                                                                       ------                 ------                 ------
Total from investment operations.........................                0.07                   0.86                   1.04
                                                                       ------                 ------                 ------
Less dividends and distributions from:
   Net investment income.................................               (0.65)                 (0.72)                 (0.72)
   Net realized gain.....................................               (0.09)                    --                  ** --
                                                                       ------                 ------                 ------
Total dividends and distributions........................               (0.74)                 (0.72)                 (0.72)
                                                                       ------                 ------                 ------
Anti-dilutive effect of acquiring treasury shares........                  --                     --                     --
                                                                       ------                 ------                 ------
Net asset value, end of period...........................              $10.16                 $10.83                 $10.69
                                                                       ======                 ======                 ======
Market value, end of period..............................              $ 9.25                 $11.25                 $10.75
                                                                       ======                 ======                 ======
TOTAL INVESTMENT RETURN+.................................              (11.73)%                11.82%                 12.28%
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................                0.63%                  0.67%                  0.73%
Net investment income....................................                6.59%                  6.70%                  6.87%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................            $331,745               $359,166               $354,467
Portfolio turnover rate..................................                  27%                     1%                    11%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 **  >Includes a distribution of $0.0041.
*** Includes a distribution of $0.0024.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
 ++  Restated for comparative purposes.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offsets of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

                 (This page has been left blank intentionally)

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder



OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
                                                                MUNICIPAL
Barry Fink                                                      INCOME
Vice President, Secretary and General Counsel                   TRUST

James F. Willison
Vice President

Thomas F. Caloia
Treasurer



TRANSFER AGENT
-------------------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311



INDEPENDENT ACCOUNTANTS
-------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
-------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048











The financial statements included herein have been
taken from the records of the Fund without                 Semiannual Report
examination by the independent accountants and             February 28, 1997
accordingly they do not express an opinion thereon.